Commitments Under Finance Leases (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	£ 64	£ 151
Amounts payable within 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	44	88
Amounts payable 1 to 3 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	20	63
Amounts payable 3 to 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	0	0
Amounts payable in more than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	£ 0	£ 0